STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended			5 Months Ended	12 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Two Non-Employee Stock Options	Dec. 31, 2013 Two Non-Employee Stock Options	Nov. 08, 2013 Two Non-Employee Stock Options	May 30, 2012 Three Employees Stock Options	Dec. 31, 2011 Three Employees Stock Options	May 31, 2011 Three Employees Stock Options	Jun. 30, 2012 Four Non-Employees Stock Options	Mar. 31, 2012 Four Non-Employees Stock Options	Mar. 31, 2014 Non-Employee Stock Options	Dec. 31, 2013 Non-Employee Stock Options	Dec. 31, 2012 Non-Employee Stock Options	Mar. 31, 2014 Six Employees Stock Options	Dec. 31, 2013 Six Employees Stock Options	Oct. 30, 2013 Six Employees Stock Options	Dec. 31, 2012 Two Employees Stock Options	Dec. 31, 2011 Two Employees Stock Options	Dec. 31, 2012 Individual Stock Options	Dec. 31, 2011 Individual Stock Options	Nov. 21, 2011 Individual Stock Options
Stock Options, Issued							$ 75,000			$ 285,000		$ 50,000			$ 25,000			$ 50,000		$ 20,000			$ 100,000
Stock Options, Exercise Price							1.00			1.00		0.89			1.58			1.00		1.00			0.73
Stock Options, Value Based on Black-Scholes Option Pricing Model							70,961					35,091			40,007			46,322		19,270
Stock Options, Vesting Period							1 year					4 months			1 year			1 year		1 year
Share Based Compensation Expense	421,577	0	411,412	285,605	17,740	11,827		133,580	187,005		35,091		10,002	31,672	8,335	11,581	7,720		16,790	2,480	91,811	8,346
Deferred stock compensation	$ (454,409)		$ (233,942)	$ 0			$ 59,134